Other Non-Current Assets (Tables)	9 Months Ended
Sep. 30, 2024
Other Non-Current Assets [Abstract]
Schedule of Other Non-Current Assets	Other non-current assets consisted of the following:
	December 31,	September 30,
	2023	2024

Private clouds in construction	$12,012	$12,982
Other cloud infrastructure	-	8,749
	$12,012	$21,731